Fees Summary	Nov. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,355,200
Previously Paid Amount	0
Total Fee Amount	325.25
Total Offset Amount	0
Net Fee	$ 325.25